THE CROWLEY PORTFOLIO GROUP, INC.


                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


                                NOVEMBER 30, 2002

         REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors
The Crowley Portfolio Group, Inc.
Wilmington, Delaware


We have audited the accompanying statements of assets and liabilities of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio, each a series of shares of common stock of The Crowley Portfolio Group, Inc., including the portfolios of investments as of November 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crowley Income Portfolio and The Crowley Diversified Management Portfolio as of November 30, 2002, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




Philadelphia, Pennsylvania                                  TAIT, WELLER & BAKER
December 20, 2002

--------------------------------------------------------------------------------
See accompanying notes to financial statements.
THE CROWLEY INCOME PORTFOLIO





PORTFOLIO OF INVESTMENTS

November 30, 2002
------------------------------------------------------------------------------------------------------

                                                                                              Market
                                                                    Percent of                 Value
 Par Value                                                          Net Assets             (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Auto & Truck
                     Ford Holdings
$     500,000            7.350%, 11/07/11                                  4.44%       $      493,500
                                                                         -------        -------------
                  Automotive Supply
                     Goodyear Tire & Rubber
      100,000            7.857%, 08/15/11                                    .77               85,350
      100,000            8.500%, 03/15/07                                    .83               92,400
                                                                         -------       --------------
                                                                            1.60              177,750
                                                                         -------       --------------
                  Banking
                     BankAmerica
       30,000            7.875%, 12/01/02                                    .27               30,000
                     Banque Paribas New York
       95,000            6.875%, 03/01/09                                    .92              102,600
                                                                         -------       --------------
                                                                            1.19              132,600
                                                                         -------       --------------
                  Chemical (Basic)
                     Union Carbide Corp. Note
      150,000            6.700%, 4/01/09                                    1.36              151,350
                     Millennium America, Inc.
      100,000            7.000%, 11/15/06                                    .85               94,500
                                                                         -------       --------------
                                                                            2.21              245,850
                                                                         -------       --------------
                  Cruise Lines
                     Carnival Corp. Note
       82,000            7.050%, 05/15/05                                    .78               87,018
                                                                         -------       --------------
                  Diversified Company
                     American Standard, Inc.
      250,000            7.375%, 04/15/05                                   2.35             260,625
      100,000            7.375%, 02/10/08                                    .94             104,500
                     Tyco International Ltd. Note
      150,000            6.375%, 01/15/04                                   1.33             147,750
                                                                         -------      --------------
                                                                            4.62             512,875
                                                                         -------      --------------
                  Enterprise Software
                     Computer Association Intl. Note
      200,000            6.375%, 4/15/05                                    1.80             200,000
                                                                         -------      --------------








-----------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.
THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2002
-----------------------------------------------------------------------------------------------------

                                                                                          Market
                                                                    Percent of                 Value
 Par Value                                                          Net Assets             (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Electric Utility
                     Appalachian Power Company
$     510,000            8.500%, 12/01/22                                  4.78%      $      529,890
                     Houston Lighting & Power 1st Mortgage,
      217,000            7.750%, 03/15/23                                   2.05             227,850
                     PSEG Power LLC Note
      150,000            6.875%, 04/15/06                                   1.38             153,000
                     Wisconsin Electric Power
      245,000            1st Mortgage, 7.750%, 01/15/23                     2.33             258,965
                                                                         -------      --------------
                                                                           10.54           1,169,705
                                                                         -------      --------------
                  Energy
                     Fluor Corp.
      175,000            6.950%, 03/01/07                                   1.51             167,650
                     Sempra Energy
      100,000            7.950%, 03/10/10                                    .99             109,500
      150,000            6.950%, 12/01/05                                   1.42             157,500
                                                                         -------      --------------
                                                                            3.92             434,650
                                                                         -------      --------------
                  Financial Services
                     General Motors Acceptance Corp.
      500,000            6.125%, 02/01/07                                   4.53             502,500
                     Household Finance Corp.
      200,000            6.500%, 11/15/08                                   1.85             205,400
                     Leucadia Capital Trust I
      100,000            8.650%, 01/15/27                                    .79              87,700
                     MBNA Corp. Sr. Medium Term Note
      385,000            7.500%, 03/15/12                                   3.71             411,565
                     Prime Property Note
       65,000            7.000%, 08/15/04                                    .62              68,738
                     Trenwick Capital Trust
      200,000            8.820%, 02/01/37                                    .62              69,000
                                                                         -------      --------------
                                                                           12.12           1,344,903
                                                                         -------      --------------
                  Hotel/Gaming Industry
                     ITT Corp.
      200,000            6.750%, 11/15/05                                   1.79            198,000
                                                                         -------      --------------











THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2002
----------------------------------------------------------------------------------------------------

                                                                                          Market
                                                                    Percent of                Value
 Par Value                                                          Net Assets            (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Insurance (Diversified)
                     Aetna Services, Inc.
$     185,000            7.625%, 08/15/26                                1.86%         $     206,737
                     Unitrin, Inc. Senior Note
      250,000            5.750%, 07/01/07                                2.37                262,500
                                                                      -------         --------------
                                                                         4.23                469,237
                                                                      -------         --------------
                  Office Equipment & Supplies
                     Ikon Office Solutions, Inc.
       87,000            6.750%, 12/01/25                                 .53                 59,160
                                                                      -------         --------------
                  Pharmaceutical Distribution
                     McKesson Corp.
      200,000            6.400%, 03/01/08                                1.87                207,200
                                                                      -------         --------------
                  Retail Building Supply Industry
                     Loews Corp. Convertible Note
      275,000            3.125%, 09/15/07                                2.23                247,500
                     Loews Corp.
      300,000            7.625%, 06/01/23                                2.94                325,950
                                                                      -------         --------------
                                                                         5.17                573,450
                                                                      -------         --------------
                  Retail Store Industry
                     GAP, Inc.
      250,000            6.900%, 09/15/07                                2.24                249,000
                     J.C. Penney, Inc.
      100,000            6.125%, 11/15/03                                 .91                101,300
      150,000            7.350%, 06/15/04                                1.36                150,675
                     K Mart Corp., Medium Term Notes
      100,000            8.850%, 12/15/11                                 .35                 39,000
                     K Mart Corp.
       97,304            Pass Thru Sec K-1 8.990%, 07/05/10               .43                 47,193
                     Limited, Inc.
       25,000            7.500%, 03/15/23                                 .23                 25,875
                     Supervalue
      225,000            7.875%, 08/01/09                                2.12                235,350
                     Tommy Hilfiger U.S.A., Inc.
      200,000            6.500%, 06/01/03                                1.83                203,000
                     Tricon Global Restaurants
      100,000            7.650%, 05/15/08                                 .94                104,870
                     Sears Roebuck Corp. Note
      150,000            6.700%, 11/15/06                                1.39                153,900
                                                                      -------         --------------
                                                                        11.80              1,310,163
                                                                      -------         --------------






THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2002
----------------------------------------------------------------------------------------------------

                                                                                          Market
                                                                    Percent of                Value
 Par Value                                                          Net Assets            (Note 1-A)
                             CORPORATE BONDS & NOTES
                  Savings & Loan Industry
                     Great Western Financial
$     200,000            8.206%, 02/01/27                                1.99%        $      220,800
                                                                      -------         --------------
                  Telecommunications Service Industry
                     GTE North, Inc.
      150,000            7.625%, 05/15/26                                1.38                153,600
                     Lucent Technologies
      300,000            5.500%, 11/15/08                                1.84                204,000
                     Media One Group
      250,000            6.750%, 10/01/05                                2.21                245,000
                     Motorola, Inc.
       70,000            6.750%, 02/01/06                                 .64                 71,610
                     Omnicom Group, Inc.
      100,000                 0%, 07/31/32                                .89                 98,750
                     Worldcom, Inc.
      100,000            8.000%, 05/15/06                                 .25                 28,000
      100,000            6.250%, 08/15/03                                 .25                 27,500
                                                                      -------         --------------
                                                                         7.46                828,460
                                                                      -------         --------------
                     Total Corporate Bonds & Notes (Cost $9,012,272)    78.06              8,665,321
                                                                      -------         --------------





THE CROWLEY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2002
----------------------------------------------------------------------------------------------------

                                                                                          Market
  Number                                                            Percent of                Value
 of Shares                                                          Net Assets            (Note 1-A)
                                PREFERRED STOCKS
     4,000        AT&T Capital, 8.25%                                     .92%        $      102,120
     6,000        BAC Capital Trust II, 7.00%                            1.40                155,760
     4,000        Conseco, 8.70%                                          .00                  1,000
     4,000        Corts-Sherwin Williams, 7.25%, Series III               .92                102,000
     8,000        Hartford Capital, Series A, 7.70%                      1.82                202,560
    10,000        Hercules Trust I, 9.42%                                1.82                202,000
     4,000        MBNA Capital Preferred 8.125%, Series D                 .90                 99,880
     3,800        Nexen, Inc. Canadian, 9.75%                             .87                 96,482
     4,000        Nova Chemical, Ltd., 9.50%                              .74                 81,800
    10,000        Pacificorp Capital, 8.25%                              2.27                252,000
     6,000        Preferred Plus Trust Preferred 6.05%, Series GECI      1.34                148,620
     4,000        Telephone & Data, 6.00%, Series A                       .89                 98,640
     6,000        Transcanada Pipe Line Ltd., 8.25%                      1.40                154,800
                                                                      -------         --------------
                     Total Preferred Stocks (Cost $1,847,156)           15.29              1,697,662
                                                                      -------         --------------

                     Total Investments (Cost $10,859,428) (a)           93.35             10,362,983
                     Other Assets Less Liabilities                       6.65                738,381
                                                                      -------         --------------
                     Net Assets                                        100.00%        $   11,101,364
                                                                      =======         ==============


                  (a)   Aggregate cost for federal income tax purposes is $10,854,444.

                  At November 30, 2002, unrealized appreciation (depreciation)
                  of securities for federal income tax purposes is as follows:
                     Unrealized appreciation                                             $   222,713
                     Unrealized depreciation                                                (714,174)
                                                                                         -----------
                     Net unrealized depreciation                                         $  (491,461)
                                                                                         ===========


THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

November 30, 2002
-----------------------------------------------------------------------------------------------------

                                                                                            Market
  Number                                                              Percent of            Value
 of Shares                                                            Net Assets          (Note 1-A)
                              GENERAL EQUITY FUNDS
                  Aggressive Growth
     7,939           American Century Ultra                                3.86%        $     179,413
     6,968           Strong Opportunity                                    4.63               215,157
                                                                        -------         -------------
                                                                           8.49               394,570
                                                                        -------         -------------
                  Balanced
    11,058           Columbia Balanced                                     4.34              201,928
     3,469           Dodge & Cox Balanced                                  4.71              219,124
    13,570           Janus Balanced                                        5.34              248,471
                                                                        -------        -------------
                                                                          14.39              669,523
                                                                        -------        -------------
                  Growth
    10,404           Credit Suisse Capital Appreciation                    2.91              135,357
     8,143           Dreyfus Disciplined                                   4.54              210,906
     6,413           Harbor Capital Appreciation                           3.06              142,240
    19,519           Invesco Endeavor                                      2.26              105,011
     8,063           Janus Mercury                                         2.74              127,634
     2,618           Nicholas                                              2.48              115,544
     6,202           Strong Growth                                         1.92               89,120
    10,709           T. Rowe Price Blue Chip                               5.40              251,240
     7,509           T. Rowe Price Mid Cap                                 5.27              244,963
     7,943           Vanguard U.S. Growth                                  2.23              103,818
     2,679           White Oak Growth                                      1.53               71,040
                                                                        -------        -------------
                                                                          34.34            1,596,873
                                                                        -------        -------------
                  Growth/Income
     7,910           American Century Growth & Income                      3.92              182,238
     3,621           Dodge & Cox Stock                                     7.17              333,611
     6,521           Vanguard Growth & Income                              3.28              152,400
                                                                        -------        -------------
                                                                          14.37              668,249
                                                                        -------        -------------
                  Healthcare
     1,957           Vanguard Healthcare                                   4.43              206,110
                                                                        -------        -------------
                  Foreign Equity
    18,601           American Century International Equity                 2.67              124,442
     5,447           Managers International Equity                         3.79              176,163
     6,324           Scudder Greater Europe                                2.56              119,084
                                                                        -------        -------------
                                                                           9.02              419,689
                                                                        -------        -------------









THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS - (Continued)

November 30, 2002
-----------------------------------------------------------------------------------------------------

                                                                                         Market
  Number                                                              Percent of              Value
 of Shares                                                            Net Assets          (Note 1-A)
                           INTERNATIONAL EQUITY FUNDS
                  Global Equity
    11,307           Founders Worldwide Growth                             2.17%       $     100,974
     9,512           Gabelli Global Telecommunications                     2.15               99,972
     4,584           Janus Worldwide                                       3.36              156,214
                                                                        -------        -------------
                                                                           7.68              357,160
                                                                        -------        -------------

                  Total Investments (Cost $6,358,059) (a)                 92.72            4,312,174
                  Other Assets Less Liabilities                            7.28              338,352
                                                                        -------        -------------
                  Net Assets                                             100.00%       $   4,650,526
                                                                        =======        =============

                 (a) Aggregate cost for federal income tax purposes is $6,358,059.

                 At November 30, 2002 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                    Unrealized appreciation                                            $          -
                    Unrealized depreciation                                              (2,045,885)
                                                                                     --------------
                       Net unrealized depreciation                                   $   (2,045,885)
                                                                                     ==============






THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002
--------------------------------------------------------------------------------------------------

                                                                                    Diversified
                                                                    Income           Management
                                                                   Portfolio          Portfolio
ASSETS
    Investments at market value
       (Identified cost $10,859,428 and $6,358,059,
       respectively) (Note 1)                                    $  10,362,983      $    4,312,174
    Cash                                                               589,498             342,952
    Dividends and interest receivable                                  154,217                 -
                                                                 -------------      --------------
       Total assets                                                 11,106,698           4,655,126
                                                                 -------------      --------------


LIABILITIES
    Accrued expenses                                                     5,334               4,600
                                                                 -------------      --------------

NET ASSETS
    (500 million shares of $.01 par value common stock
    authorized; 1,091,394 and 560,590 shares issued
    and outstanding, respectively)                               $  11,101,364      $    4,650,526
                                                                 =============      ==============

NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($11,101,364  /  1,091,394 shares)                                $10.17
                                                                      ======
      ($4,650,526  /     560,590 shares)                                                   $8.30
                                                                                           =====

NET ASSETS
    At November 30, 2002, net assets consisted of:
       Paid-in capital                                           $  11,426,314      $    6,905,142
       Undistributed net investment income                             554,207                 -
       Accumulated net realized loss on investments                   (382,712)           (208,731)
       Net unrealized depreciation                                    (496,445)         (2,045,885)
                                                                 -------------      --------------
                                                                 $  11,101,364      $    4,650,526
                                                                 =============      ==============






--------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.
THE CROWLEY PORTFOLIO GROUP, INC.

STATEMENT OF OPERATIONS

Year ended November 30, 2002
--------------------------------------------------------------------------------------------------

                                                                                      Diversified
                                                                        Income         Management
                                                                      Portfolio        Portfolio
INVESTMENT INCOME
    Interest income                                              $     648,114      $        447
    Dividends                                                          131,607            39,990
                                                                 -------------      ------------
       Total income                                                    779,721            40,437
                                                                 -------------      ------------

EXPENSES
    Investment advisory fees (Note 2)                                   66,307            48,926
    Transfer agent fees (Note 2)                                        45,897            20,770
    Professional fees                                                   25,957            11,551
    Custody fees                                                         7,133             1,200
    Directors' fees                                                      4,000             4,000
    Miscellaneous                                                        3,322             2,984
    Insurance                                                              600             1,600
    Registration                                                         2,350             1,675
                                                                 -------------      ------------
       Total expenses                                                  155,566            92,706
                                                                 -------------      ------------
          Net investment income (loss)                                 624,155           (52,269)
                                                                 -------------      ------------


REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                       (16,967)         (157,140)
    Capital gain distributions from regulated investment companies           -            22,933
    Change in unrealized appreciation (depreciation) of investments   (445,222)         (832,993)
                                                                 -------------      ------------
       Net loss on investments                                        (462,189)         (967,200)
                                                                 -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                     $    161,966      $ (1,019,469)
                                                                 =============      ============





THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 2002 and 2001
-------------------------------------------------------------------------------------------------------------------

                                                                          2002                2001
                                                                          ----                ----
INCREASE (DECREASE) IN NET ASSETS FROM

    Operations
       Net investment income                                          $     624,155      $     682,469
       Net realized loss on investments                                     (16,967)           (12,666)
       Increase (decrease) in unrealized appreciation of investments       (445,222)           382,740
                                                                      -------------      -------------
       Net increase in net assets resulting from operations                 161,966          1,052,543

    Distributions to shareholders
       Net investment income
          ($.66 and $.69 per share, respectively)                          (685,035)          (711,856)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions     382,865            176,567
                                                                       ------------      -------------
          Total increase (decrease) in net assets                          (140,204)           517,254

NET ASSETS
    Beginning of year                                                    11,241,568         10,724,314
                                                                      -------------     --------------
    End of year
       (Including undistributed net investment income of
        $554,207 and $615,403, respectively)                          $  11,101,364     $   11,241,568
                                                                      =============     ==============


(a)      Summary of capital share activity follows:

                                                               Year Ended                       Year Ended
                                                            November 30, 2002               November 30, 2001
                                                            Shares          Value           Shares         Value

Shares sold                                                  29,327     $   291,874           5,442     $    57,132
Shares issued in reinvestment of distributions               67,996         682,000          71,729         708,684
                                                           --------     -----------       ---------     -----------
                                                             97,323         973,874          77,171         765,816
Shares redeemed                                             (58,634)       (591,009)        (57,374)       (589,249)
                                                          ---------   -------------       ---------     -----------
    Net increase                                             38,689     $   382,865          19,797     $   176,567
                                                        ===========   =============       =========     ===========



THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

Years ended November 30, 2002 and 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                              2002                     2001
                                                                              ----                     ----
DECREASE IN NET ASSETS FROM
    Operations
       Net investment income (loss)                                       $     (52,269)     $       58,435
       Net realized loss on investments                                        (157,140)           (552,910)
       Capital gain distributions from regulated investment companies            22,933             478,386
       Increase in unrealized depreciation of investments                      (832,993)         (1,193,534)
                                                                          -------------      --------------
       Net decrease in net assets resulting from operations                  (1,019,469)         (1,209,623)

    Distributions to shareholders
       Net investment income
          ($.0 and $.15 per share, respectively)                                    -               (74,754)
       From net realized gains on investments
          ($.0 and $.59 per share, respectively)                                    -              (294,030)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions         175,463             500,135
                                                                          -------------      --------------
          Total decrease in net assets                                         (844,006)         (1,078,272)

NET ASSETS
    Beginning of year                                                         5,494,532           6,572,804
                                                                          -------------      --------------
    End of year  $                                                            4,650,526     $     5,494,532
                                                                          =============      ==============


(a)      Summary of capital share activity follows:

                                                                Year Ended                      Year Ended
                                                             November 30, 2002              November 30, 2001
                                                            Shares         Value            Shares          Value

Shares sold                                                  58,638     $   493,384          23,604     $   261,272
Shares issued in reinvestment of distributions                  -               -            28,879         368,784
                                                           --------     -----------       ---------     -----------
                                                             58,638         493,384          52,483         630,056
Shares redeemed                                             (36,582)       (317,921)        (11,606)       (129,921)
                                                           --------     -----------       ---------     -----------
    Net increase                                             22,056     $   175,463          40,877     $   500,135
                                                           ========     ===========       =========     ===========



THE CROWLEY PORTFOLIO GROUP, INC.
INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Year Ended November 30,
                                                                ---------------------------------------------------
                                                                 2002          2001          2000          1999          1998
                                                                 ----          ----          ----          ----          ----
NET ASSET VALUE
    Beginning of year                                           $10.68       $10.38        $10.56        $11.05        $11.00
                                                                ------       ------        ------        ------        ------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income                                          .58          .65           .71           .69           .59
    Net gains (losses) on securities
      (both realized and unrealized)                              (.43)         .34          (.19)         (.59)          .14
                                                                ------       ------        ------        ------        ------
      Total from investment operations                             .15          .99           .52           .10           .73
                                                                ------       ------        ------        ------        ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)                        (.66)        (.69)         (.70)         (.59)         (.68)
    Distributions (from realized capital gains)                     -             -             -             -             -
                                                                -------     -------       -------       -------       -------
      Total distributions                                         (.66)        (.69)         (.70)         (.59)         (.68)
                                                                ------       ------        ------        ------        ------

NET ASSET VALUE
    End of year                                                 $10.17       $10.68        $10.38        $10.56        $11.05
                                                                ======       ======        ======        ======        ======

TOTAL RETURN                                                      1.45%       10.08%         5.32%          .92%         7.03%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000 omitted)                      $ 11,101     $11,242       $10,724       $11,313       $11,980

    Ratio of expenses to average net assets                        1.41%       1.39%         1.37%         1.36%         1.35%

    Ratio of net investment income to average net assets           5.65%       6.20%         6.79%         6.17%         5.70%

    Portfolio turnover rate                                       32.28%      30.12%         1.38%        27.13%        44.77%


** As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. Had the Fund not amortized discount and premium on debt securities as adjustments to interest income, the net investment income per share would have been $.57 and the ratio of net investment income to average net assets would have been 5.59%. Per share and ratios prior to December 1, 2001 have not been restated to reflect this change in presentation.







THE CROWLEY PORTFOLIO GROUP, INC.
DIVERSIFIED MANAGEMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Year Ended November 30,
                                                               ---------------------------------------------------
                                                                  2002         2001          2000          1999          1998
                                                                  ----         ----          ----          ----          ----
NET ASSET VALUE
    Beginning of year                                           $10.20       $13.21        $14.40        $13.11        $12.87
                                                                ------       ------        ------        ------        ------

INCOME FROM INVESTMENT OPERATIONS
    Net investment income (loss)                                  (.09)         .12           .06           .08           .16
    Net gains (losses) on securities
      (both realized and unrealized)                             (1.81)       (2.39)         (.91)         1.79           .48
                                                                ------       ------        ------        ------        ------
      Total from investment operations                           (1.90)       (2.27)         (.85)         1.87           .64
                                                                ------       ------        ------        ------        ------

LESS DISTRIBUTIONS
    Dividends (from net investment income)                          -          (.15)         (.16)         (.13)         (.08)
    Distributions (from realized capital gains)                     -          (.59)         (.18)         (.45)         (.32)
                                                                -------      ------        ------        ------        ------
    Total distributions                                             -          (.74)         (.34)         (.58)         (.40)
                                                                -------      ------        ------        ------        ------

NET ASSET VALUE
    End of year                                                 $ 8.30       $10.20        $13.21        $14.40        $13.11
                                                                ======       ======        ======        ======        ======

TOTAL RETURN                                                    (18.63)%     (18.31)%       (6.20)%       14.74%         5.10%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000 omitted)                       $ 4,651      $5,495        $6,573        $7,109        $6,245

    Ratio of expenses to average net assets                       1.89%       1.81%          1.86%         1.82%         1.88%

    Ratio of net investment income (loss)
      to average net assets                                      (1.06)%       .98%           .39%          .57%         1.11%

    Portfolio turnover rate                                       1.75%       6.81%         15.36%        23.81%         4.51%


--------------------------------------------------------------------------------

THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS

November 30, 2002
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Crowley Portfolio Group, Inc. (the "Fund") is an open-end diversified investment company currently offering two series of shares: The Crowley Income Portfolio, and The Crowley Diversified Management Portfolio (each a "Portfolio").


     The objective of The Crowley Income Portfolio is to maximize current income, consistent with prudent risk, i.e., reasonable risk to principal. The objective of The Crowley Diversified Management Portfolio is high total return consistent with reasonable risk. The Portfolios will use a variety of investment strategies in an effort to balance portfolio risks and to hedge market risks. There can be no assurance that the objectives of the Portfolios will be achieved.


          SECURITY VALUATION

          Portfolio securities which are fixed income securities, are valued by using market quotations, prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers, Inc. Money market securities with remaining maturities of less than 60 days are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.


          FEDERAL INCOME TAXES

          The Portfolios intend to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. At November 30, 2002, the Crowley Income Portfolio had a capital loss carryforward for Federal income tax purposes of approximately $382,700, of which $50,400 expires in 2003, $143,200 in 2004, $47,000 in 2005, $52,800 in 2006, $24,700 in 2008,
          $13,000 in 2009 and $51,600 in 2010. At November 30, 2002, the Crowley
          Diversified Management had a capital loss carryforward for Federal income tax purposes of approximately $208,700 of which of $74,500 expires in 2009, and $134,200 expires in 2010.


          For the year ended November 30, 2002, The Crowley Diversified Management Portfolio reclassified accumulated deficit in net investment income of $52,269 against paid in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement income and income tax reporting requirements, has no effect on the portfolio's net assets or net asset value per share.


          SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

          As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


THE CROWLEY PORTFOLIO GROUP, INC.


NOTES TO FINANCIAL STATEMENTS - (Continued)

November 30, 2002
--------------------------------------------------------------------------------

          USE OF ESTIMATES IN FINANCIAL STATEMENTS

          In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)   DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      The tax character of distributions paid during the years ended November
30, 2002 and 2001 were as follows:
                                                               2002              2001
                                                               ----              ----
         Income Portfolio
            Distributions from ordinary income               $  685,035        $  711,856
            Distributions from long-term capital gains       $      -          $      -

         Diversified Management Portfolio
            Distribution from ordinary income                $      -          $   74,754
            Distribution from long-term capital gains        $      -          $  294,030

      As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

         Income Portfolio
            Undistributed ordinary income                                  $      549,223
            Unrealized depreciation of securities                                (491,461)
            Capital loss carryforwards                                           (382,712)
                                                                           --------------
                                                                           $     (324,950)
                                                                           ==============

         Diversified Portfolio
            Undistributed ordinary income                                 $          -
            Capital loss carryforwards                                           (208,731)
            Unrealized depreciation of securities                              (2,045,885)
                                                                           --------------
                                                                           $   (2,254,616)


(3)   CHANGE IN ACCOUNTING PRINCIPLE


The Crowley Income  Portfolio,  as required,  adopted the provision of the AICPA
Audit and Accounting Guide for Investment Companies (the "Guide") and began accreting market discounts and amortizing market premiums on debt securities.
Prior to December 1, 2001, the Fund did not accrete market discount or amortize market premiums on debt securities. The cumulative effect of this change had no impact on total net assets of the Fund, but resulted in a $35,292 decrease in the cost of securities and a corresponding increase of $35,292 in net unrealized gains and losses based on securities held by the Fund on December 1, 2001.


THE CROWLEY PORTFOLIO GROUP, INC.

November 30, 2002
--------------------------------------------------------------------------------

     The effect of this change during the year ended November 30, 2002 was to increase net investment income by $5,692, decrease net unrealized gains and losses by $40,276, and increase net realized gains and losses by $34,584. As a result, the ratio of net investment income to average net assets increased by .06%, the net investment income per share increased by $.01, and the net realized and unrealized gain and losses per share decreased by less than $.01.


(4)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES


     Crowley & Crowley Corp. (the "Advisor") provides the Fund with management and administrative services pursuant to a Management Agreement.

     As compensation for its services, the Advisor receives a fee, computed daily and payable monthly, at the annualized rate of .60% of the average daily net assets of The Crowley Income Portfolio and 1% of the average daily net assets of The Crowley Diversified Management Portfolio. The Advisor pays all expenses incurred by it in rendering management services to the Fund including the costs of accounting, bookkeeping and data processing services provided in its role as administrator. The Portfolios bear their costs of operations, which include, but are not limited to: advisory fees, taxes, brokerage fees, accounting fees, legal fees, custodian and auditing fees, and printing and other expenses which are not expressly assumed by the Advisor under the Management Agreement.

     The Crowley Financial Group, Inc. ("TCFG") serves as the Portfolio shareholders' servicing agent. As shareholder servicing agent, TCFG will act as the Transfer, Dividend Disbursing and Redemption Agent to the Portfolios. As compensation for its services, TCFG receives a fee computed daily and payable monthly, at the annualized rate of .40% of the average daily net assets of each Portfolio. During the year ended November 30, 2002, TCFG earned fees of $45,897 and $20,770 from the Income Portfolio and Diversified Management Portfolio, respectively.

      Crowley Securities serves as distributor of the Fund's shares.

     Certain officers and directors of the Fund are also officers of Crowley & Crowley Corp., Crowley Securities and The Crowley Financial Group, Inc.


(5)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities, other than short-term investments, aggregated $3,779,136 and $3,365,974, respectively, in the Income Portfolio and $83,880 and $170,964, respectively, in the Diversified Management Portfolio.

                        THE CROWLEY PORTFOLIO GROUP, INC.
                          THE CROWLEY INCOME PORTFOLIO
                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
                               ANNUAL REPORT DATED
                                NOVEMBER 30, 2002

Dear Shareholder:


We are pleased to present you with the Annual Report for The Crowley Portfolio Group, Inc. The report contains information regarding both The Crowley
Diversified   Management  Portfolio  and  The  Crowley  Income  Portfolio.   The
Portfolios had combined assets of approximately 15.8 million dollars as of November 30, 2002. There are currently 324 active accounts.


The Crowley Diversified Management Portfolio had a net asset value of $8.30 per share as of November 30, 2002 and had a total return of -18.63% for the period November 30, 2001 through November 30, 2002. The Crowley Diversified Management Portfolio had approximately $4.7 million dollars in net assets as of November 30, 2002. As of November 30, 2002, approximately 92.72% of The Crowley Diversified Management Portfolio was invested in a portfolio of 26 mutual funds diversified over 7 different investment classifications. The largest portion of the Portfolio's assets was invested in funds included in the Growth category (34.34%), followed by Balanced (14.39%), Growth/Income (14.37%), Foreign Equity (9.02%), Aggressive Growth (8.49%), Global Equity (7.68%), and Health Care
(4.43%). Management currently intends to invest the Portfolio's assets with a greater allocation to equities, while continuing to use mutual funds as the Portfolio's primary investment vehicle. The last three years have been difficult years for the equity markets and management believes the long term outlook is very positive for the equity markets.


The Crowley Income Portfolio had a net asset value of $10.17 per share as of November 30, 2002 and had a total return of 1.45% for the period November 30, 2001 through November 30, 2002. As of November 30, 2002 The Crowley Income Portfolio had investments in 63 individual issues. No individual investment comprised more than 5% of the Portfolio, while corporate bonds and notes comprised 78.06% of the overall portfolio. The remaining assets were invested in preferred stocks (15.29%), and the balance in cash and cash equivalents (6.65%). The Crowley Income Portfolio continues to be invested to maximize current income, consistent with prudent risk. Management believes that interest rates should remain at current levels for most of the upcoming year. If management is correct, total returns should remain positive, but at more modest levels. Current income as reflected in the December 31, 2001 year-end distribution, was
0.66 cents per share.


The enclosed report has been audited and contains a list of the Portfolio's investments as of November 30, 2002.


Sincerely,

Robert A. Crowley, CFA
President

January 23, 2003